Bank Borrowings - Schedule of Maturities of the Bank Borrowings (Details) - Dec. 31, 2025	HKD ($)	USD ($)
Debt Disclosure [Abstract]
2026	$ 1,460,426	$ 187,636
2027	0	0
Total bank borrowings repayments	1,460,426	187,636
Less: imputed interest	(15,443)	(1,984)
Total	$ 1,444,983	$ 185,652